Fair Value Of Financial Instruments (Schedule Of Fair Value Assets Measured On A Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	$ 26,890	$ 72,048
OREO	8,047	11,321
Assets, fair value disclosure, nonrecurring, total	34,937	83,369
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	0	0
OREO	0	0
Assets, fair value disclosure, nonrecurring, total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	0	0
OREO	0	0
Assets, fair value disclosure, nonrecurring, total	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment	26,890	72,048
OREO	8,047	11,321
Assets, fair value disclosure, nonrecurring, total	$ 34,937	$ 83,369